UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02945

                          CENTENNIAL MONEY MARKET TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                      Date of reporting period: 06/30/2007

ITEM 1.  REPORTS TO STOCKHOLDERS.


FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                        5 | CENTENNIAL MONEY MARKET TRUST

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         BEGINNING       ENDING          EXPENSES
                         ACCOUNT         ACCOUNT         PAID DURING
                         VALUE           VALUE           6 MONTHS ENDED
                         (1/1/07)        (6/30/07)       JUNE 30, 2007
-----------------------------------------------------------------------
Actual                   $1,000.00       $1,023.60       $3.32
-----------------------------------------------------------------------
Hypothetical              1,000.00        1,021.52        3.31

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2007 is as follows:

EXPENSE RATIO
-------------
    0.66%

The expense ratio reflects reduction to custodian fees. The "Financial Highlights" tables in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                        6 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  June 30, 2007
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.3%
--------------------------------------------------------------------------------
Abbey National
Treasury Services
plc, Stamford CT,
5.30%, 8/1/07                                $  190,000,000    $    190,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia,
5.29%, 7/6/07                                    50,000,000          49,999,893
--------------------------------------------------------------------------------
Barclays Bank plc,
New York,
5.30%, 7/23/07                                  298,000,000         298,000,000
--------------------------------------------------------------------------------
BNP Paribas,
New York,
5.265%, 7/2/07 1                                120,000,000         119,999,916
--------------------------------------------------------------------------------
Calyon, New York:
5.26%, 7/2/07 1                                 250,000,000         249,999,717
5.30%, 9/13/07 1                                145,000,000         144,991,704
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce
NY:
5.30%, 7/13/07                                  200,000,000         200,000,000
5.30%, 8/3/07                                    75,000,000          75,000,000
--------------------------------------------------------------------------------
Citibank NA:
5.30%, 7/25/07                                   94,000,000          94,000,000
5.30%, 8/2/07                                   250,000,000         250,000,000
5.30%, 8/3/07                                   150,000,000         150,000,000
5.30%, 8/9/07                                    75,000,000          75,000,000
5.30%, 8/10/07                                   49,000,000          49,000,000
5.305%, 8/22/07                                 100,000,000         100,000,000
5.32%, 9/21/07                                   35,000,000          35,000,000
--------------------------------------------------------------------------------
Fortis Bank SA/NV,
New York, 5.30%,
8/15/07                                         100,000,000         100,000,000
--------------------------------------------------------------------------------
M&I Marshall &
Ilsley Bank, 5.295%,
7/16/07                                         175,000,000         174,999,640
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken,
New York:
5.28%, 7/5/07 1                                  50,000,000          49,999,886
5.30%, 8/16/07                                  320,000,000         320,000,000
--------------------------------------------------------------------------------
Societe Generale,
New York, 5.30%,
7/30/07                                         150,000,000         150,000,000
--------------------------------------------------------------------------------
Svenska
Handelsbanken NY:
5.30%, 7/20/07                                   77,500,000          77,500,000

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT Continued
--------------------------------------------------------------------------------
Svenska
Handelsbanken
NY: Continued
5.305%, 8/9/07                               $   50,000,000    $     50,000,267
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
5.32%, 9/24/07                                  222,500,000         222,500,000
--------------------------------------------------------------------------------
UBS AG, Stamford
CT, 5.295%,
7/16/07                                         159,300,000         159,300,000
--------------------------------------------------------------------------------
Washington
Mutual Bank FA,
5.30%, 8/6/07                                   369,500,000         369,500,000
                                                               -----------------
Total Certificates of Deposit
(Cost $3,754,791,023)                                             3,754,791,023

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--25.2%
--------------------------------------------------------------------------------
Abbey National
plc, 5.23%,
7/31/07                                         104,000,000         103,546,733
--------------------------------------------------------------------------------
ABN AMRO
North America
Finance, Inc.:
5.23%, 8/6/07                                    14,500,000          14,424,165
5.23%, 8/13/07                                   90,000,000          89,437,775
5.23%, 8/16/07                                  233,400,000         231,840,240
--------------------------------------------------------------------------------
Barclays US
Funding LLC:
5.23%, 7/13/07                                  150,000,000         149,738,500
5.245%, 9/7/07                                   76,000,000          75,247,051
--------------------------------------------------------------------------------
Danske Corp.,
5.235%,
9/11/07 2                                        41,400,000          40,966,542
--------------------------------------------------------------------------------
Deutsche Bank
Financial LLC:
5.23%, 7/20/07                                  180,000,000         179,503,150
5.27%, 7/5/07                                   150,000,000         149,912,167
--------------------------------------------------------------------------------
Dexia Delaware
LLC:
5.225%, 8/10/07                                 250,000,000         248,548,611
5.245%, 9/18/07                                  95,000,000          93,906,563
--------------------------------------------------------------------------------
DnB NOR
Bank ASA:
5.23%, 7/11/07                                  220,000,000         219,680,389
5.23%, 7/12/07                                  187,000,000         186,701,164
5.24%, 9/12/07                                    9,250,000           9,151,714


                        7 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Governor & Co.
of the Bank of
Ireland:
5.23%, 8/14/07 2                             $   150,000,00    $    149,041,167
5.235%, 7/10/07 2                               254,000,000         253,667,578
5.24%, 8/16/07 2                                 74,000,000          73,504,721
--------------------------------------------------------------------------------
HBOS Treasury
Services:
5.23%, 8/3/07                                   100,000,000          99,520,583
5.235%, 8/14/07                                  12,700,000          12,618,741
5.235%, 8/23/07                                  47,959,000          47,589,376
5.25%, 9/17/07                                   60,000,000          59,317,500
--------------------------------------------------------------------------------
HBOS Treasury
Services plc,
Sydney:
5.23%, 8/3/07                                    50,000,000          49,760,292
5.23%, 8/6/07                                    50,000,000          49,738,500
5.235%, 7/16/07                                  50,000,000          49,890,938
5.235%, 8/17/07                                 100,000,000          99,316,215
5.24%, 7/20/07                                   61,255,000          61,085,758
5.265%, 9/20/07                                  32,000,000          31,622,360
--------------------------------------------------------------------------------
Marshall &
Ilsley Corp.:
5.24%, 7/16/07                                   35,000,000          34,923,583
5.24%, 7/31/07                                   30,000,000          29,869,000
5.24%, 8/3/07                                    35,000,000          34,831,883
5.26%, 9/21/07                                   13,500,000          13,338,255
--------------------------------------------------------------------------------
Nationwide
Building Society:
5.23%, 7/23/07 2                                 60,000,000          59,808,233
5.235%, 7/18/07 2                                15,000,000          14,962,919
5.24%, 7/11/07 2                                 50,000,000          49,927,222
5.253%, 9/13/07 2                               128,000,000         126,617,877
5.255%, 9/24/07 2                                50,000,000          49,379,618
5.478%, 7/20/07 1,3                              63,160,000          63,164,804
--------------------------------------------------------------------------------
Scotiabanc, Inc.,
5.275%, 9/27/07 2                               133,000,000         131,285,039
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken,
New York,
5.21%, 10/9/07 2                                 75,000,000          73,914,583
--------------------------------------------------------------------------------
Societe Generale
North America,
5.23%, 7/11/07                                   65,000,000          64,905,569

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
St. George Bank
Ltd.:
5.24%, 7/11/07 2                             $  100,000,000    $     99,854,444
5.25%, 9/4/07 2                                  58,000,000          57,450,208
5.25%, 9/6/07 2                                 164,800,000         163,189,767
5.43%, 7/5/07 2                                  20,997,000          20,984,332
--------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc.:
5.23%, 7/5/07 2                                  50,000,000          49,970,944
5.23%, 7/27/07 2                                 50,000,000          49,811,139
5.245%, 9/10/07 2                                50,000,000          49,482,785
--------------------------------------------------------------------------------
Suntrust Bank,
5.429%, 4/2/08 1                                 38,430,000          38,461,064
--------------------------------------------------------------------------------
Svenska
Handelsbanken,
Inc., Series S, 5.23%,
8/6/07                                           31,150,000          30,987,086
--------------------------------------------------------------------------------
Swedbank AB:
5.23%, 8/17/07                                  132,000,000         131,098,697
5.24%, 9/6/07                                    80,000,000          79,219,822
--------------------------------------------------------------------------------
Swedbank
Mortgage AB,
5.23%, 8/9/07                                   204,000,000         202,844,170
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
5.23%, 7/23/07                                   49,000,000          48,843,391
5.23%, 7/24/07                                   17,500,000          17,441,526
5.23%, 8/2/07                                   254,000,000         252,819,182
5.23%, 8/3/07                                    21,500,000          21,396,925
5.23%, 8/6/07                                   259,500,000         258,142,815
5.23%, 8/9/07                                     9,000,000           8,949,008
5.24%, 7/16/07                                   95,000,000          94,792,583
--------------------------------------------------------------------------------
Wachovia Bank
NA, 5.35%,
6/27/08 1                                        43,850,000          43,857,851
--------------------------------------------------------------------------------
Westpac Banking
Corp.:
5.23%, 7/2/07 2                                  30,000,000          29,995,642
5.23%, 7/5/07 2                                  47,000,000          46,972,688
5.23%, 7/9/07 2                                  81,435,000          81,340,354
                                                               -----------------
Total Direct Bank Obligations
(Cost $5,454,113,501)                                             5,454,113,501


                        8 | CENTENNIAL MONEY MARKET TRUST

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
SHORT-TERM NOTES--57.5%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--24.9%
Amsterdam
Funding Corp.:
5.245%, 7/13/07 2                            $   30,000,000    $     29,947,550
5.28%, 7/2/07 2                                   6,300,000           6,299,081
5.285%, 7/20/07 2                                19,000,000          18,947,003
5.34%, 7/3/07 2                                  35,000,000          34,989,617
--------------------------------------------------------------------------------
Aquinas Funding
LLC, 5.31%,
7/27/07 2                                       100,000,000          99,616,500
--------------------------------------------------------------------------------
Barton Capital
Corp.:
5.27%, 7/25/07 2                                 97,534,000          97,191,331
5.30%, 7/6/07 2                                 179,873,000         179,740,593
5.31%, 7/19/07 2                                 50,632,000          50,497,572
5.40%, 7/13/07 2                                 33,281,000          33,222,204
--------------------------------------------------------------------------------
Chesham Finance
LLC:
5.27%, 7/12/07                                   90,000,000          89,855,075
5.27%, 9/12/07                                  185,000,000         183,023,018
5.28%, 9/4/07                                    44,000,000          43,580,533
5.29%, 7/20/07                                   80,000,000          79,776,644
5.295%, 9/13/07                                  40,100,000          39,663,545
--------------------------------------------------------------------------------
Concord
Minutemen
Capital Co. LLC:
5.24%, 8/13/07                                   40,000,000          39,749,644
5.24%, 8/20/07                                  120,242,000         119,366,905
5.26%, 7/12/07                                  131,003,000         130,792,449
5.28%, 7/18/07                                   70,000,000          69,825,467
--------------------------------------------------------------------------------
Crown Point
Capital Co.:
5.26%, 7/11/07                                   76,739,000          76,626,876
5.31%, 7/12/07                                    5,400,000           5,391,239
--------------------------------------------------------------------------------
Fairway
Finance Corp.:
5.28%, 7/19/07 2                                113,812,000         113,511,536
5.29%, 7/5/07 2                                 100,346,000         100,287,019
5.30%, 7/6/07 2                                  82,763,000          82,702,106
5.30%, 7/9/07 2                                  91,358,000          91,250,401
--------------------------------------------------------------------------------
FCAR Owner
Trust I:
5.25%, 7/19/07                                   45,000,000          44,881,875
5.25%, 8/15/07                                   50,000,000          49,671,875
5.27%, 9/21/07                                   67,000,000          66,200,113

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
FCAR Owner
Trust II:
5.25%, 7/26/07                               $  100,000,000    $     99,635,417
5.27%, 9/21/07                                   35,000,000          34,579,864
5.27%, 9/26/07                                   29,200,000          28,828,114
5.31%, 7/19/07                                  107,000,000         106,719,125
--------------------------------------------------------------------------------
Gemini
Securitization
Corp.:
5.24%, 7/10/07 2                                 50,000,000          49,934,500
5.245%, 8/27/07 2                               138,000,000         136,853,967
5.25%, 9/5/07 2                                  45,422,000          44,984,813
5.255%, 7/5/07 2                                 15,500,000          15,490,950
5.27%, 7/9/07 2                                  42,196,000          42,146,584
5.28%, 7/3/07 2                                  63,500,000          63,481,373
5.28%, 8/13/07 2                                 22,600,000          22,457,469
--------------------------------------------------------------------------------
Gotham
Funding Corp.:
5.29%, 7/12/07 2                                155,000,000         154,749,460
5.30%, 7/3/07 2                                  14,392,000          14,387,762
5.41%, 7/5/07 2                                  25,956,000          25,940,398
--------------------------------------------------------------------------------
GOVCO, Inc.:
5.23%, 7/2/07 2                                  47,022,000          47,015,169
5.24%, 7/12/07 2                                 87,000,000          86,860,703
5.24%, 7/17/07 2                                 21,500,000          21,449,929
5.24%, 8/13/07 2                                 61,500,000          61,115,326
5.24%, 8/20/07 2                                 35,000,000          34,745,278
5.25%, 9/7/07 2                                  55,000,000          54,454,583
5.26%, 9/13/07 2                                 63,000,000          62,318,830
5.27%, 9/25/07 2                                 23,000,000          22,710,443
--------------------------------------------------------------------------------
Legacy
Capital LLC:
5.30%, 8/13/07                                   70,842,000          70,393,531
5.32%, 7/18/07                                  298,902,000         298,152,981
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC:
5.24%, 7/10/07 2                                215,880,000         215,597,076
5.24%, 8/17/07 2                                 15,703,000          15,595,574
5.26%, 10/18/07 2                               180,000,000         177,133,300
5.31%, 7/23/07 2                                 36,041,000          35,924,047
--------------------------------------------------------------------------------
Perry Global
Funding LLC,
Series A:
5.24%, 7/18/07 2                                 43,853,000          43,744,488
5.24%, 8/29/07 2                                 23,352,000          23,151,458
5.26%, 9/21/07 2                                141,066,000         139,375,873
5.26%, 9/26/07 2                                 72,127,000          71,210,146
5.27%, 10/5/07 2                                 36,000,000          35,494,080


                        9 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Saint Germain
Holdings, Inc.:
5.29%, 7/9/07 3                              $   65,000,000    $     64,923,589
5.31%, 7/26/07 3                                 30,000,000          29,889,375
5.31%, 7/27/07 3                                 50,000,000          49,807,889
5.32%, 7/20/07 3                                 50,000,000          49,859,611
5.33%, 7/6/07 3                                  84,000,000          83,938,000
5.34%, 7/23/07 3                                 68,800,000          68,575,483
5.35%, 7/24/07 3                                 48,795,000          48,628,216
5.36%, 7/17/07 3                                 48,000,000          47,885,653
--------------------------------------------------------------------------------
Solitaire Funding
LLC:
5.30%, 7/13/07 2                                 50,000,000          49,911,667
5.30%, 7/16/07 2                                 50,000,000          49,889,583
--------------------------------------------------------------------------------
Victory
Receivables Corp.:
5.26%, 7/13/07 2                                 40,000,000          39,929,867
5.30%, 7/20/07 2                                117,501,000         117,173,076
5.35%, 7/9/07 2                                  10,753,000          10,740,216
--------------------------------------------------------------------------------
Windmill
Funding Corp.:
5.26%, 7/2/07 2                                  25,000,000          24,996,347
5.26%, 7/5/07 2                                  38,000,000          37,977,791
5.26%, 7/6/07 2                                  22,000,000          21,983,928
5.26%, 7/20/07 2                                 82,750,000          82,520,277
--------------------------------------------------------------------------------
Yorktown
Capital LLC:
5.26%, 7/24/07 2                                 50,000,000          49,831,972
5.26%, 7/25/07 2                                 36,325,000          36,197,620
5.285%, 8/29/07 2                               112,186,000         111,214,298
                                                               -----------------
                                                                  5,409,114,840

--------------------------------------------------------------------------------
BEVERAGES--0.1%
Better Brands of
South Georgia
LLP, Series 2003,
5.35%, 7/1/07 1                                  11,350,000          11,350,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.3%
Banc of America
Securities LLC,
5.32%, 7/2/07 1                                 180,000,000         180,000,000
--------------------------------------------------------------------------------
Bank of America
Corp., 5.25%,
9/28/07                                          25,000,000          24,675,521

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
BNP Paribas
Finance Inc.,
5.26%, 8/24/07                               $   24,325,000    $     24,133,076
--------------------------------------------------------------------------------
BNP Paribas
Finance, Inc.,
5.22%, 7/6/07                                    36,400,000          36,373,610
--------------------------------------------------------------------------------
Lehman Brothers,
Inc., 5.50%, 7/2/07 1                            43,000,000          43,000,000
--------------------------------------------------------------------------------
Merrill Lynch &
Co., Inc., Series C:
5.47%, 8/27/07 1                                 70,000,000          70,014,292
5.485%, 10/19/07 1                               50,000,000          50,022,655
--------------------------------------------------------------------------------
Morgan Stanley,
5.23%, 8/3/07                                   301,000,000         299,556,956
                                                               -----------------
                                                                    727,776,110

--------------------------------------------------------------------------------
CHEMICALS--1.0%
BASF AG:
5.24%, 8/21/07 2                                 43,800,000          43,474,858
5.245%, 8/17/07 2                               171,400,000         170,226,315
                                                               -----------------
                                                                    213,701,173

--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.2%
Bank of
America Corp.:
5.225%, 7/30/07                                  70,000,000          69,705,368
5.23%, 8/10/07                                   16,800,000          16,702,373
5.235%, 8/17/07                                  60,000,000          59,589,925
5.24%, 8/28/07                                   61,000,000          60,485,024
5.245%, 9/10/07                                  50,000,000          49,482,785
5.245%, 9/14/07                                  62,500,000          61,817,057
5.26%, 9/27/07                                  214,000,000         211,248,436
--------------------------------------------------------------------------------
HSBC Bank USA,
5.43%, 9/21/07 1                                 50,000,000          50,010,952
--------------------------------------------------------------------------------
HSBC USA, Inc.:
5.23%, 7/6/07                                    88,500,000          88,435,715
5.23%, 7/9/07                                    50,000,000          49,941,889
5.23%, 8/15/07                                   60,000,000          59,607,750
5.235%, 7/13/07                                 140,000,000         139,755,700
5.26%, 9/28/07                                   39,500,000          38,986,346
--------------------------------------------------------------------------------
J.P. Morgan Chase
& Co., 5.23%,
8/24/07 2                                       166,000,000         164,697,730
                                                               -----------------
                                                                  1,120,467,050


                       10 | CENTENNIAL MONEY MARKET TRUST

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.4%
Caterpillar Financial
Services Corp.,
Series F, 5.357%,
4/17/08 1                                    $   35,000,000    $     35,007,909
--------------------------------------------------------------------------------
Private Export
Funding Corp.,
5.23%, 7/12/07 2                                 12,000,000          11,980,823
--------------------------------------------------------------------------------
SDB Capital LLC,
Series 2006A,
5.36%, 7/2/07 1                                  31,215,000          31,215,000
                                                               -----------------
                                                                     78,203,732

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.0%
General Electric
Capital Corp.:
5.225%, 7/30/07                                  95,204,000          94,803,284
5.24%, 9/14/07                                  344,000,000         340,244,667
--------------------------------------------------------------------------------
General Electric
Capital Services,
5.24%, 9/14/07                                  200,000,000         197,816,667
--------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc.:
5.235%, 9/7/07                                   50,000,000          49,505,583
5.25%, 9/19/07                                  100,000,000          98,833,333
5.525%, 11/15/07 1                              170,000,000         170,000,000
--------------------------------------------------------------------------------
HSBC Finance
Corp.:
5.23%, 7/11/07                                  128,500,000         128,313,318
5.23%, 8/10/07                                  145,500,000         144,654,483
5.26%, 9/17/07                                  123,000,000         121,598,210
--------------------------------------------------------------------------------
Prudential Funding
LLC, 5.24%,
8/15/07 4                                       170,000,000         168,886,500
                                                               -----------------
                                                                  1,514,656,045

--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business
Finance Corp.
Revenue Bonds,
Signal International
LLC Project,
Series 2004A,
5.32%, 7/2/07 1                                  13,400,000          13,400,000

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Nestle Capital
Corp., 5.40%,
7/2/07 2                                     $   54,000,000    $     53,991,900
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.1%
BRCH Corp., Series
1999, 5.35%,
7/2/07 1                                          8,000,000           8,000,000
--------------------------------------------------------------------------------
Heart Property LLC,
Series 2001, 5.38%,
7/2/07 1                                          6,470,000           6,470,000
                                                               -----------------
                                                                     14,470,000

--------------------------------------------------------------------------------
INSURANCE--2.1%
ING America
Insurance Holdings,
Inc.:
5.23%, 7/25/07                                   50,000,000          49,825,667
5.23%, 7/30/07                                   94,575,000          94,176,349
5.23%, 8/9/07                                    33,900,000          33,707,928
5.235%, 7/13/07                                  40,000,000          39,930,200
5.24%, 7/16/07                                   33,000,000          32,927,950
5.245%, 9/5/07                                   26,000,000          25,749,988
5.255%, 9/6/07                                   43,421,000          42,996,337
5.26%, 9/19/07                                   11,000,000          10,871,422
--------------------------------------------------------------------------------
Jackson National
Life Global Funding,
Series 2004-6,
5.41%, 7/16/07 1,4                               50,000,000          50,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
5.41%, 7/16/07 1,4                               69,400,000          69,400,000
                                                               -----------------
                                                                    449,585,841

--------------------------------------------------------------------------------
LEASING & FACTORING--1.7%
American Honda
Finance Corp.:
5.325%, 10/30/07 1,3                             30,000,000          30,000,000
5.327%, 11/9/07 1,3                              50,000,000          50,000,000
5.33%, 9/26/07 1,3                               65,000,000          65,000,000
5.33%, 12/6/07 1,3                              140,000,000         140,000,000
5.36%, 2/13/08 1,3                               25,000,000          25,004,555
5.375%, 1/23/08 1,3                              20,000,000          20,005,290
5.465%, 10/22/07 1,3                             20,000,000          20,008,439
--------------------------------------------------------------------------------
MRN Ltd.
Partnership, 5.38%,
7/2/07 1                                          9,600,000           9,600,000


                       11 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
LEASING & FACTORING Continued
South Elgin Leasing,
Inc., 5.38%,
7/2/07 1                                     $    8,655,000    $      8,655,000
                                                               -----------------
                                                                    368,273,284

--------------------------------------------------------------------------------
METALS & MINING--0.3%
Rio Tinto
Ltd.:
5.29%, 7/16/07 2                                 25,929,000          25,871,848
5.30%, 7/10/07 2                                 40,148,000          40,094,804
5.33%, 7/9/07 2                                   5,000,000           4,994,078
                                                               -----------------
                                                                     70,960,730

--------------------------------------------------------------------------------
MUNICIPAL--0.1%
City Parc at Golden
Triangle Ltd.
Partnership, 5.34%,
7/5/07 1                                          5,525,000           5,525,000
--------------------------------------------------------------------------------
Intrepid Museum
Foundation, 5.34%,
7/2/07 1                                          7,080,000           7,080,000
--------------------------------------------------------------------------------
Okolona Christian
Church Project,
Series 2002, 5.38%,
7/2/07 1                                          6,756,000           6,756,000
--------------------------------------------------------------------------------
Sugar Creek
Finance Co. LLC,
5.38%, 7/1/07 1                                   8,050,000           8,050,000
                                                               -----------------
                                                                     27,411,000

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.3%
Procter & Gamble
International
Funding SCA:
5.245%, 9/10/07 2                               137,000,000         135,582,830
5.25%, 9/13/07 2                                175,000,000         173,111,458
5.25%, 9/21/07 2                                 55,000,000          54,342,292
5.26%, 9/20/07 2                                 35,000,000          34,586,563
5.26%, 9/28/07 2                                 10,000,000           9,869,961
--------------------------------------------------------------------------------
Reckitt Benckiser
plc:
5.245%, 7/9/07 2                                 20,000,000          19,976,689
5.25%, 7/10/07 2                                 23,500,000          23,469,156

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS Continued
Reckitt Benckiser
plc: Continued
5.25%, 7/16/07 2                             $    9,910,000    $      9,888,322
5.25%, 7/17/07 2                                 50,000,000          49,883,333
                                                               -----------------
                                                                    510,710,604

--------------------------------------------------------------------------------
REAL ESTATE--0.0%
D&H Enterprises
of Ohio LLC,
Series 2005, 5.38%,
7/2/07 1                                          6,795,000           6,795,000
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--8.7%
Carlyle Capital
Investment Ltd.,
CDO,
Series 2007-3A,
5.38%, 4/8/08 1,4                                50,000,000          50,000,000
--------------------------------------------------------------------------------
Cooperative Assn.
of Tractor Dealers,
Inc., Series B:
5.27%, 7/12/07                                    1,980,000           1,976,812
5.33%, 7/11/07                                   11,155,000          11,138,701
--------------------------------------------------------------------------------
K2 (USA) LLC:
5.23%, 9/20/07                                  100,000,000          98,823,250
5.24%, 7/26/07                                    7,400,000           7,373,072
5.24%, 7/27/07                                   50,000,000          49,810,778
5.26%, 10/1/07                                   50,000,000          49,327,889
5.27%, 9/13/07                                  100,000,000          98,916,722
5.35%, 10/26/07 1,3                              50,000,000          50,002,404
--------------------------------------------------------------------------------
LINKS Finance LLC:
5.24%, 7/30/07                                   70,000,000          69,704,522
5.25%, 9/6/07                                    47,300,000          46,837,840
5.32%, 9/25/07 1,3                              100,000,000          99,996,466
5.32%, 12/3/07 1                                 85,000,000          84,992,820
5.32%, 12/20/07 1,3                              89,000,000          88,991,770
--------------------------------------------------------------------------------
Parkland (USA)
LLC, 5.33%,
12/12/07 1,3                                     40,000,000          39,996,405
--------------------------------------------------------------------------------
Premier Asset
Collateralized
Entity LLC, 5.30%,
9/17/07 1,3                                     100,000,000         100,000,000


                       12 | CENTENNIAL MONEY MARKET TRUST

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
RACERS Trust,
Series 2004-6-MM,
5.37%, 7/23/07 1                             $  156,500,000    $    156,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.24%, 7/25/07                                   96,000,000          95,664,640
5.24%, 7/26/07                                  200,000,000         199,272,222
--------------------------------------------------------------------------------
Ticonderoga
Funding LLC:
5.26%, 8/7/07                                     8,000,000           7,956,748
5.30%, 8/29/07                                  238,300,000         236,230,100
--------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC,
5.36%, 9/28/07 1                                100,000,000         100,000,000
--------------------------------------------------------------------------------
Wachovia Asset
Securitization, Inc.,
Asset-Backed
Securities,
Series 2004-HM1A,
Cl. A, 5.31%,
7/25/07 1                                        20,656,073          20,655,918
--------------------------------------------------------------------------------
ZAIS Levered Loan
Fund Ltd. CLO,
Series 2006-1A,
Cl. 1, 5.43%,
1/2/08 1,4                                      125,000,000         125,000,000
                                                               -----------------
                                                                  1,889,169,079
                                                               -----------------
Total Short-Term Notes
(Cost $12,480,036,388)                                           12,480,036,388

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $21,688,940,912)                                100.0%   $ 21,688,940,912
--------------------------------------------------------------------------------
LIABILITIES IN
EXCESS OF
OTHER ASSETS                                             --          (3,727,532)
                                             -----------------------------------
NET ASSETS                                            100.0%   $ 21,685,213,380
                                             ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $5,987,063,496, or 27.61% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,235,677,949 or 5.70% of the Trust's net assets as of June 30, 2007.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $463,286,500, which represents 2.14% of the Trust's net assets. See
Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                       13 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------
Investments, at value (cost $21,688,940,912)--see accompanying
statement of investments                                                          $21,688,940,912
--------------------------------------------------------------------------------------------------
Cash                                                                                      497,418
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                               38,007,208
Shares of beneficial interest sold                                                         15,160
Other                                                                                     711,478
                                                                                  ----------------
Total assets                                                                       21,728,172,176

--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                              36,879,160
Transfer and shareholder servicing agent fees                                           2,399,848
Distribution and service plan fees                                                      1,711,702
Shares of beneficial interest redeemed                                                    832,484
Shareholder communications                                                                806,169
Trustees' compensation                                                                     53,407
Other                                                                                     276,026
                                                                                  ----------------
Total liabilities                                                                      42,958,796

--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $21,685,213,380
                                                                                  ================

--------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------
Paid-in capital                                                                   $21,685,215,493
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                               (2,113)
                                                                                  ----------------
NET ASSETS--applicable to 21,685,675,464 shares of beneficial interest
outstanding                                                                       $21,685,213,380
                                                                                  ================

--------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE          $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       14 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Interest                                                                          $ 1,290,560,231

--------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------
Management fees                                                                        79,829,051
--------------------------------------------------------------------------------------------------
Service plan fees                                                                      48,026,160
--------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                          28,279,363
--------------------------------------------------------------------------------------------------
Shareholder communications                                                                587,753
--------------------------------------------------------------------------------------------------
Trustees' compensation                                                                    110,249
--------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                44,278
--------------------------------------------------------------------------------------------------
Administration service fees                                                                 1,500
--------------------------------------------------------------------------------------------------
Other                                                                                   2,555,876
                                                                                  ----------------
Total expenses                                                                        159,434,230
Less reduction to custodian expenses                                                         (623)
                                                                                  ----------------
Net expenses                                                                          159,433,607

--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               1,131,126,624

--------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                                           (2,115)

--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $ 1,131,124,509
                                                                                  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                        2007              2006
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $ 1,131,126,624   $   780,290,558
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                 (2,115)           75,893
                                                                                ----------------------------------
Net increase in net assets resulting from operations                              1,131,124,509       780,366,451

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                             (1,131,126,624)     (780,304,698)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                    (75,891)               --

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest
transactions                                                                       (738,730,924)    2,117,221,353

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          (738,808,930)    2,117,283,106
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                              22,424,022,310    20,306,739,204
                                                                                ----------------------------------

End of period                                                                   $21,685,213,380   $22,424,022,310
                                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                           2007       2006       2005       2004       2003
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain        .05 1      .04 1      .02 1      .01        .01
------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income          (.05)      (.04)      (.02)      (.01)      (.01)
Distributions from net realized gain            -- 2       --         --         --         -- 2
                                          ------------------------------------------------------
Total dividends and/or distributions
to shareholders                               (.05)      (.04)      (.02)      (.01)      (.01)
------------------------------------------------------------------------------------------------

Net asset value, end of period            $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                          ======================================================

------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                4.80%      3.70%      1.59%      0.61%      1.20%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $ 21,685   $ 22,424   $ 20,307   $ 21,191   $ 23,019
------------------------------------------------------------------------------------------------
Average net assets (in millions)          $ 24,003   $ 21,527   $ 20,966   $ 22,509   $ 22,783
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                         4.71%      3.62%      1.57%      0.61%      1.19%
Total expenses                                0.66%      0.67%      0.68%      0.67%      0.66%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                         0.66%      0.67%      0.68%      0.51%      0.40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

         UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAINS CARRYFORWARD 1,2,3
         --------------------------------------------------------
         $ 36,960,821                   $ --              $ 2,115

1. As of June 30, 2007, the Trust had $2,115 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2007, details of the capital loss carryforward were as follows:

                          EXPIRING
                          -------------------------
                          2015              $ 2,115

2. During the fiscal year ended June 30, 2007, the Trust did not utilize any capital loss carryforward.

3. During the fiscal year ended June 30, 2006, the Trust did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.


                        18 | CENTENNIAL MONEY MARKET TRUST

The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006 was as follows:

                                            YEAR ENDED      YEAR ENDED
                                         JUNE 30, 2007   JUNE 30, 2006
         -------------------------------------------------------------
         Distributions paid from:
         Ordinary income               $ 1,131,202,515   $ 780,304,698

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.


                        19 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED JUNE 30, 2007                YEAR ENDED JUNE 30, 2006
                                    SHARES             AMOUNT             SHARES               AMOUNT
------------------------------------------------------------------------------------------------------
Sold                        68,755,016,472   $ 68,755,016,472     66,530,186,460   $   66,530,186,460
Dividends and/or
distributions reinvested       303,071,432        303,071,432        175,850,368          175,802,322
Redeemed                   (69,796,818,828)   (69,796,818,828)   (64,588,767,429)     (64,588,767,429)
                           ---------------------------------------------------------------------------
Net increase (decrease)       (738,730,924)  $   (738,730,924)     2,117,269,399   $    2,117,221,353
                           ===========================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of average net assets as shown in the following table:

                   FEE SCHEDULE
                   ------------------------------------------
                   Up to $250 million                  0.500%
                   Next $250 million                   0.475
                   Next $250 million                   0.450
                   Next $250 million                   0.425
                   Next $250 million                   0.400
                   Next $250 million                   0.375
                   Next $500 million                   0.350
                   Over $2 billion                     0.325


                        20 | CENTENNIAL MONEY MARKET TRUST

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2007, the Trust paid $28,082,252 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued
FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Trust's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Trust's financial statements. The Manager will continue to monitor the Trust's tax positions prospectively for potential future impacts.


                       21 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS Continued

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       22 | CENTENNIAL MONEY MARKET TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial Money Market Trust (the "Trust"), including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2007


                       23 | CENTENNIAL MONEY MARKET TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2007. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2007, $1,131,103,314 or 100% of the ordinary distributions paid by the Trust qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                       24 | CENTENNIAL MONEY MARKET TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       25 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
TRUST, LENGTH OF SERVICE, AGE   NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                        COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           President, Colorado Christian University (since 2006); Chairman, Cherry Creek
Chairman of the Board of        Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since
Trustees (since 2003),          1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador
Trustee (since 2000)            Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director
Age: 70                         of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                Campus Crusade for Christ (non-profit) (since 1991); Former Director, The Lynde and
                                Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company)
                                (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc.
                                (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company)
                                (1991-2003) and International Family Entertainment (television channel) (1992-1997);
                                U.S. Senator (January 1979-January 1991). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

GEORGE C. BOWEN,                Assistant Secretary and Director of Centennial Asset Management Corporation (December
Trustee (since 1998)            1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation
Age: 70                         (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services,
                                Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999).
                                Oversees 37 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              Member of The Life Guard of Mount Vernon (George Washington historical site) (June
Trustee (since 2000)            2000-May 2006); Partner at PricewaterhouseCoopers LLP (accounting firm) (July
Age: 68                         1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management
                                Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)            Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 65                         Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and President and
                                Chief Executive Officer (until October 1995) of OppenheimerFunds, Inc.; President,
                                Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp.
                                ("OAC") (parent holding company of OppenheimerFunds, Inc.), Shareholders Services,
                                Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex

SAM FREEDMAN,                   Director of Colorado UpLift (charitable organization) (since September 1984). Mr.
Trustee (since 1996)            Freedman held several positions with OppenheimerFunds, Inc. and with subsidiary or
Age: 66                         affiliated companies of OppenheimerFunds, Inc. (until October 1994). Oversees 37 portfolios in the OppenheimerFunds complex.


                       26 | CENTENNIAL MONEY MARKET TRUST

BEVERLY L. HAMILTON,            Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)            (since February 2000); Board Member of Middlebury College (educational organization)
Age: 60                         (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of
                                Trustees (since 2006) of the Community Hospital of Monterey Peninsula; Director
                                (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging
                                Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management
                                Company (February 1991-April 2000); Member of the investment committees of The
                                Rockefeller Foundation (since 2001) and The University of Michigan (since 2000);
                                Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company)
                                (April 1989-June 2004); Member of the investment committee of Hartford Hospital
                                (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Director of Jones Knowledge, Inc. (since 2006); Director of Jones International
Trustee (since 2002)            University (educational organization) (since August 2005); Chairman, Chief Executive
Age: 62                         Officer and Director of Steele Street State Bank (commercial banking) (since August
                                2003); Director of Colorado UpLift (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former
                                Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado
                                National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                2004); and Director of U.S. Exploration, Inc. (oil and gas exploration)
                                (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)            (investment company) (since 1996) and MML Series Investment Fund (investment company)
Age: 65                         (since 1996); Trustee of Worchester Polytech Institute (since 1985); Chairman (since
                                1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund)
                                (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                                (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples
                                Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees
                                39 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924.
                                MR. GRABISH SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                DEATH OR REMOVAL. MR. GRABISH IS AN INTERESTED TRUSTEE BECAUSE OF HIS AFFILIATION
                                WITH A.G. EDWARDS & SONS, INC., A BROKER/DEALER THAT SELLS SHARES OF THE TRUST.

RICHARD F. GRABISH,             Senior Vice President and Assistant Director of Sales and Marketing (since March
Trustee (since 2001)            1997), Director (since March 1987) and Manager of Private Client Services (June
Age: 58                         1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm);
                                Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (since March
                                2001); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB
                                (investment adviser) (since June 2005). Oversees 5 portfolios in the OppenheimerFunds complex.


                       27 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND          THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
OFFICER                         FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director of OppenheimerFunds, Inc. (since June
Trustee, President and          2001) and President of OppenheimerFunds, Inc. (September 2000-March 2007); President
Principal Executive Officer     and director or trustee of other Oppenheimer funds; President and Director of OAC and
(since 2001)                    of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 58                         OppenheimerFunds, Inc.) (since July 2001); Director of OppenheimerFunds Distributor,
                                Inc. (subsidiary of OppenheimerFunds, Inc.) (since November 2001); Chairman and
                                Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                                (transfer agent subsidiaries of OppenheimerFunds, Inc.) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by OppenheimerFunds, Inc.) (since July 2001); Director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: the Manager, OFI Institutional Asset
                                Management, Inc., Trinity Investment Management Corporation and Tremont Capital
                                Management, Inc. (since November 2001), HarbourView Asset Management Corporation and
                                OFI Private Investments, Inc. (since July 2001); President (since November 2001) and
                                Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                President of Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment
                                Company Institute's Board of Governors (since October 3, 2003); Chief Operating
                                Officer of OppenheimerFunds, Inc. (September 2000-June 2001); President and Trustee
                                of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                                (September 1999-August 2000); President, Chief Executive Officer and Director of MML
                                Bay State Life Insurance Company (September 1999-August 2000); Director of Emerald
                                Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle
                                Bancorp) (June 1989-June 1998). Oversees 102 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE           THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK,
TRUST                           GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW
                                YORK, NEW YORK 10281-1008, FOR MESSRS. WEISS, VANDEHEY, WIXTED, PETERSEN, SZILAGYI
                                AND MSS. WOLF AND IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                                OFFICER SERVES FOR AN INDEFINITE OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH
                                OR REMOVAL.

CAROL E. WOLF,                  Senior Vice President of OppenheimerFunds, Inc. (since June 2000) and of HarbourView
Vice President and Portfolio    Asset Management Corporation (since June 2003); Vice President of the Manager (since
Manager (since 1987)            August 2004); formerly Vice President of OppenheimerFunds, Inc. (June 1990-June
Age: 55                         2000). An officer of 6 portfolios in the OppenheimerFunds complex.

BARRY D. WEISS,                 Vice President of OppenheimerFunds, Inc. (since July 2001) and of HarbourView Asset
Vice President and Portfolio    Management Corporation (since June 2003); Vice President of the Manager (since August
Manager (since 2001)            2004); formerly Assistant Vice President and Senior Credit Analyst of the Manager
Age: 43                         (February 2000-June 2001). Prior to joining the Manager in February 2000, he was
                                Associate Director, Structured Finance, Fitch IBCA Inc. (April 1998-February 2000).
                                An officer of 6 portfolios in the OppenheimerFunds complex.


                       28 | CENTENNIAL MONEY MARKET TRUST

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of OppenheimerFunds, Inc. (since
Vice President and Chief        March 2004); Chief Compliance Officer of the Manager, OppenheimerFunds Distributor,
Compliance Officer              Inc., and Shareholder Services, Inc. (since March 2004); Vice President of the
(since 2004)                    Manager, OppenheimerFunds Distributor, Inc., and Shareholder Services, Inc. (June
Age: 56                         1983-February 2004); Vice President and Director of Internal Audit of
                                OppenheimerFunds, Inc. (1997-February 2004). An officer of 102 portfolios in the
                                Oppenheimer funds complex.

BRIAN W. WIXTED,                Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March 1999);
Treasurer and Principal         Treasurer of the following: Shareholder Services, Inc., HarbourView Asset Management
Financial & Accounting          Corporation, Shareholder Financial Services, Inc., Oppenheimer Real Asset Management,
Officer (since 1999)            Inc., and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private
Age: 47                         Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of OppenheimerFunds, Inc.) (since May 2000); Assistant Treasurer of OAC (since March
                                1999); and Assistant Treasurer of the Manager and Distributor (March 1999-October
                                2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,              Vice President of OppenheimerFunds, Inc. (since February 2007); Assistant Vice
Assistant Treasurer             President of OppenheimerFunds, Inc. (August 2002-February 2007); Manager/Financial
(since 2004)                    Product Accounting of OppenheimerFunds, Inc. (November 1998-July 2002). An officer of
Age: 36                         102 portfolios in the OppenheimerFunds complex.

BRIAN C. SZILAGYI,              Assistant Vice President of OppenheimerFunds, Inc. (since July 2004); Director of
Assistant Treasurer             Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                    Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director
Age: 37                         of Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001).
                                An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and Secretary    of OppenheimerFunds, Inc.; General Counsel of the Manager and Distributor (since
(since 2001)                    December 2001); General Counsel and Director of OppenheimerFunds Distributor, Inc.
Age: 59                         (since December 2001); Senior Vice President, General Counsel and Director of the
                                Transfer Agent, Shareholder Financial Services, Inc., OFI Private Investments, Inc.
                                and OFI Trust Company (since November 2001); Senior Vice President and General
                                Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                                September 1997) and Director (since November 2001) of OppenheimerFunds International
                                Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management,
                                Inc. (since November 2001); Vice President of OppenheimerFunds Legacy Program (since
                                June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited
                                (since December 2003); Senior Vice President (May 1985-December 2003), Acting General
                                Counsel (November 2001-February 2002) and Associate General


                       29 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                 Counsel (May 1981-October 2001) of OppenheimerFunds, Inc.; Assistant Secretary of the
Continued                       following: the Transfer Agent (May 1985-November 2001), Shareholder Financial
                                Services, Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                (September 1997-November 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,              Vice President and Associate Counsel of OppenheimerFunds, Inc. (since May 2004);
Assistant Secretary             First Vice President (April 2001-April 2004), Associate General Counsel (December
(since 2004)                    2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
Age: 39                         General Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                PaineWebber Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,               Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary             October 2003) of OppenheimerFunds, Inc.; Vice President (since 1999) and Assistant
(since 2001)                    Secretary (since October 2003) of the Distributor; Assistant Secretary of the Manager
Age: 41                         (since October 2003); Vice President and Assistant Secretary of Shareholder Services,
                                Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and
                                Shareholder Financial Services, Inc. (since December 2001); Assistant Counsel of the
                                Manager (August 1994-October 2003). An officer of 102 portfolios in the
                                OppenheimerFunds complex.

PHILLIP S. GILLESPIE,           Senior Vice President and Deputy General Counsel of OppenheimerFunds, Inc. (since
Assistant Secretary             September 2004); First Vice President (2000-September 2004), Director (2000-September
(since 2004)                    2004) and Vice President (1998-2000) of Merrill Lynch Investment Management. An
Age: 43                         officer of 102 portfolios in the OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                       30 | CENTENNIAL MONEY MARKET TRUST



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $36,000 in fiscal 2007 and $59,000 in fiscal 2006.

(b)  Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)  Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)  All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for fiscal 2007 and $15,002 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $12,000 for fiscal 2007 and no such fees for fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include compliance reviews and professional services for 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

     The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

     Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $12,000 in fiscal 2007 and $15,002 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

     No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

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Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

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     o    the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1) Exhibit attached hereto.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/08/2007